Earnings Per Common Share Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2014	2013	2012
EPS Numerator––Basic
Income from continuing operations	$9,119	$11,410	$9,021
Less: Net income attributable to noncontrolling interests	32	30	28
Income from continuing operations attributable to Pfizer Inc.	9,087	11,380	8,993
Less: Preferred stock dividends––net of tax	1	2	2
Income from continuing operations attributable to Pfizer Inc. common shareholders	9,086	11,378	8,991
Discontinued operations––net of tax	48	10,662	5,577
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	39	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	48	10,623	5,577
Net income attributable to Pfizer Inc. common shareholders	$9,134	$22,001	$14,568
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$9,087	$11,380	$8,993
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	48	10,623	5,577
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$9,135	$22,003	$14,570
EPS Denominator
Weighted-average number of common shares outstanding––Basic	6,346	6,813	7,442
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	78	82	66
Weighted-average number of common shares outstanding––Diluted	6,424	6,895	7,508
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	44	43	177
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(a)
These common stock equivalents were outstanding for the years ended December 31, 2014, 2013 and 2012, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.